LONG-TERM DEBT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	May 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt	$ 1,654,158		$ 1,601,836
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 725,000
Debt fixed interest rate	7.25%
Proceeds from Debt, Net of Issuance Costs	$ 712,586
Redemption price as a percentage	100.00%
2020 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt fixed interest rate	8.25%
2023 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt fixed interest rate	7.00%